Non-controlling interests - Summary of Effect of Changes in Ownership Interest (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 0
Non-controlling interest arising from a business combination	158,617
Profit for the year attributable to non-controlling interests	11,609
Dividends paid	0
Balance	170,226
Curiosity China
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	0
Non-controlling interest arising from a business combination	209
Profit for the year attributable to non-controlling interests	200
Dividends paid	0
Balance	$ 409
% of non-controlling interest	22.00%
Farfetch International Limited
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 0
Non-controlling interest arising from a business combination	0
Profit for the year attributable to non-controlling interests	1,225
Dividends paid	0
Balance	$ 1,225
% of non-controlling interest	20.00%
New Guards
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 0
Non-controlling interest arising from a business combination	158,408
Profit for the year attributable to non-controlling interests	10,184
Dividends paid	0
Balance	$ 168,592
New Guards | Top of Range
Disclosure Of Information About Consolidated Structured Entities [Line Items]
% of non-controlling interest	0.00%
New Guards | Bottom of Range
Disclosure Of Information About Consolidated Structured Entities [Line Items]
% of non-controlling interest	49.00%